Loans, allowance for loan losses and credit quality - Impaired loans (Details 5) SFr in Millions	12 Months Ended
	Dec. 31, 2017 CHF (SFr) day quarter	Dec. 31, 2016 CHF (SFr)
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 1,271	SFr 1,501
Restructured loans	290	358
Potential problem loans	549	613
Total other impaired loans	839	971
Gross impaired loans	2,110	2,472
Non-interest-earning loans	223	265
Non-performing loans	1,048	1,236
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	SFr 90	62
Minimum
Gross impaired loans by category
Loan provision threshold, as percentage of loan notional amount, at which loans are written down to net book value	80.00%
Number of days of default on interest or principal considered to assess credit worthiness | day	90
Maximum
Gross impaired loans by category
Period of anticipated repayment after which loan is written down to net book value (in quarters) | quarter	2
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 721	906
Restructured loans	277	345
Potential problem loans	480	559
Total other impaired loans	757	904
Gross impaired loans	1,478	1,810
Non-interest-earning loans	181	233
Non-performing loans	540	673
Corporate and institutional | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	77	67
Restructured loans	0	0
Potential problem loans	19	19
Total other impaired loans	19	19
Gross impaired loans	96	86
Non-interest-earning loans	4	5
Non-performing loans	73	62
Corporate and institutional | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	599	721
Restructured loans	277	345
Potential problem loans	458	513
Total other impaired loans	735	858
Gross impaired loans	1,334	1,579
Non-interest-earning loans	134	182
Non-performing loans	465	539
Corporate and institutional | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	44	104
Restructured loans	0	0
Potential problem loans	3	27
Total other impaired loans	3	27
Gross impaired loans	47	131
Non-interest-earning loans	43	46
Non-performing loans	1	58
Corporate and institutional | Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1	14
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	1	14
Non-interest-earning loans	0	0
Non-performing loans	1	14
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	550	595
Restructured loans	13	13
Potential problem loans	69	54
Total other impaired loans	82	67
Gross impaired loans	632	662
Non-interest-earning loans	42	32
Non-performing loans	508	563
Consumer | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	253	201
Restructured loans	13	13
Potential problem loans	66	40
Total other impaired loans	79	53
Gross impaired loans	332	254
Non-interest-earning loans	17	11
Non-performing loans	236	190
Consumer | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	112	210
Restructured loans	0	0
Potential problem loans	2	13
Total other impaired loans	2	13
Gross impaired loans	114	223
Non-interest-earning loans	16	17
Non-performing loans	96	193
Consumer | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	185	184
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	186	185
Non-interest-earning loans	9	4
Non-performing loans	176	180
Bank
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,258	1,489
Restructured loans	290	358
Potential problem loans	549	613
Total other impaired loans	839	971
Gross impaired loans	2,097	2,460
Non-interest-earning loans	210	253
Non-performing loans	1,048	1,236
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	90	62
Bank | Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	708	894
Restructured loans	277	345
Potential problem loans	480	559
Total other impaired loans	757	904
Gross impaired loans	1,465	1,798
Non-interest-earning loans	168	221
Non-performing loans	540	673
Bank | Corporate and institutional | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	77	67
Restructured loans	0	0
Potential problem loans	19	19
Total other impaired loans	19	19
Gross impaired loans	96	86
Non-interest-earning loans	4	5
Non-performing loans	73	62
Bank | Corporate and institutional | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	586	709
Restructured loans	277	345
Potential problem loans	458	513
Total other impaired loans	735	858
Gross impaired loans	1,321	1,567
Non-interest-earning loans	121	170
Non-performing loans	465	539
Bank | Corporate and institutional | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	44	104
Restructured loans	0	0
Potential problem loans	3	27
Total other impaired loans	3	27
Gross impaired loans	47	131
Non-interest-earning loans	43	46
Non-performing loans	1	58
Bank | Corporate and institutional | Governments and public institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1	14
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	1	14
Non-interest-earning loans	0	0
Non-performing loans	1	14
Bank | Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	550	595
Restructured loans	13	13
Potential problem loans	69	54
Total other impaired loans	82	67
Gross impaired loans	632	662
Non-interest-earning loans	42	32
Non-performing loans	508	563
Bank | Consumer | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	253	201
Restructured loans	13	13
Potential problem loans	66	40
Total other impaired loans	79	53
Gross impaired loans	332	254
Non-interest-earning loans	17	11
Non-performing loans	236	190
Bank | Consumer | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	112	210
Restructured loans	0	0
Potential problem loans	2	13
Total other impaired loans	2	13
Gross impaired loans	114	223
Non-interest-earning loans	16	17
Non-performing loans	96	193
Bank | Consumer | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	185	184
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	186	185
Non-interest-earning loans	9	4
Non-performing loans	SFr 176	SFr 180